Pension Plans (Tables)	6 Months Ended
Sep. 30, 2024
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the six months ended September 30, 2023 and 2024 consists of the following:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Japanese plans:
Service cost	¥2,760	¥2,584
Interest cost	601	704
Expected return on plan assets	(1,352)	(1,397)
Amortization of prior service credit	(42)	(36)
Amortization of net actuarial loss	31	(49)

Net periodic pension cost	¥1,998	¥1,806

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Overseas plans:
Service cost	¥1,436	¥1,654
Interest cost	1,470	2,070
Expected return on plan assets	(3,101)	(3,535)
Amortization of prior service credit	(183)	(162)
Amortization of net actuarial loss	1	2
Amortization of transition obligation	1	1

Net periodic pension cost	¥(376)	¥30

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.